Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

September 30, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 22.9%
208 Park Avenue Mortgage Trust 2017-280P,
CME Term SOFR 1 Month + 0.9300%, 6.5100%, 9/15/34 (144A)‡	$629,029	$610,443
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68 (144A)Ç	1,043,077	1,027,912
ACC Auto Trust 2022-A A, 4.5800%, 7/15/26 (144A)	186,479	184,650
Affirm Asset Securitization Trust 2020-Z2 A, 1.9000%, 1/15/25 (144A)	15,384	15,276
Aimco 2020-11A AR,
CME Term SOFR 3 Month + 1.3916%, 6.6996%, 10/17/34 (144A)‡	330,000	327,980
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	68,856	65,194
Angel Oak Mortgage Trust I LLC 2019-6,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59 (144A)‡	60,853	58,057
Angel Oak Mortgage Trust I LLC 2020-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65 (144A)‡	193,835	172,057
Angel Oak Mortgage Trust I LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65 (144A)‡	151,573	136,126
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46 (144A)	293,372	256,438
ARES CLO Ltd 2021-60A A,
CME Term SOFR 3 Month + 1.3816%, 6.6915%, 7/18/34 (144A)‡	278,000	275,358
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28 (144A)	232,113	227,035
Atalaya Equipment Leasing Fund I LP 2021-1A A2, 1.2300%, 5/15/26 (144A)	189,717	186,838
Babson CLO Ltd 2018-3A A1,
CME Term SOFR 3 Month + 1.2116%, 6.5378%, 7/20/29 (144A)‡	334,723	334,439
Babson CLO Ltd 2019-3A A1R,
CME Term SOFR 3 Month + 1.3316%, 6.6578%, 4/20/31 (144A)‡	1,208,000	1,202,268
Babson CLO Ltd 2020-4A A,
CME Term SOFR 3 Month + 1.4816%, 6.8078%, 1/20/32 (144A)‡	385,415	384,623
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	241,438
Barclays Commercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	1,447,000	1,281,271
BPR Trust 2022-OANA A,
CME Term SOFR 1 Month + 1.8980%, 7.2302%, 4/15/37 (144A)‡	2,104,000	2,065,831
BPR Trust 2023-BRK2 A, 0%, 11/5/28 (144A)‡	1,289,000	1,288,935
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	309,000	260,752
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	614,000	514,870
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.0345%, 6.3667%, 10/15/36 (144A)‡	1,224,397	1,221,115
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 1.1945%, 6.5267%, 10/15/36 (144A)‡	444,550	441,759
BX Commercial Mortgage Trust 2020-VKNG A,
CME Term SOFR 1 Month + 1.0445%, 6.3767%, 10/15/37 (144A)‡	188,443	186,508
BX Commercial Mortgage Trust 2021-LBA AJV,
CME Term SOFR 1 Month + 0.9145%, 6.2475%, 2/15/36 (144A)‡	848,000	832,276
BX Commercial Mortgage Trust 2021-LBA AV,
CME Term SOFR 1 Month + 0.9145%, 6.2475%, 2/15/36 (144A)‡	762,341	748,888
BX Commercial Mortgage Trust 2021-VINO A,
CME Term SOFR 1 Month + 0.7668%, 6.0988%, 5/15/38 (144A)‡	202,562	198,737
BX Commercial Mortgage Trust 2021-VOLT B,
CME Term SOFR 1 Month + 1.0645%, 6.3967%, 9/15/36 (144A)‡	1,043,000	1,007,475
BX Commercial Mortgage Trust 2021-VOLT D,
CME Term SOFR 1 Month + 1.7645%, 7.0967%, 9/15/36 (144A)‡	1,096,000	1,045,252
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 6.0814%, 4/15/39 (144A)‡	1,110,694	1,074,340
BX Commercial Mortgage Trust 2023-VLT2 A,
CME Term SOFR 1 Month + 2.2810%, 7.6132%, 6/15/40 (144A)‡	288,000	287,518
BX Commercial Mortgage Trust 2023-VLT2 B,
CME Term SOFR 1 Month + 3.1290%, 8.4612%, 6/15/40 (144A)‡	639,000	637,786
CBAM CLO Management 2019-11RA A1,
CME Term SOFR 3 Month + 1.4416%, 6.4304%, 1/20/35 (144A)‡	1,312,000	1,299,427
CBAM CLO Management 2019-11RA B,
CME Term SOFR 3 Month + 2.0116%, 7.0004%, 1/20/35 (144A)‡	500,944	490,353
Cedar Funding Ltd 2019-11A A1R,
CME Term SOFR 3 Month + 1.3116%, 6.7155%, 5/29/32 (144A)‡	777,000	772,789
CENT Trust 2023-CITY A,
CME Term SOFR 1 Month + 2.6200%, 7.9522%, 9/15/28 (144A)‡	1,282,000	1,284,890
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	1,132,822	992,456
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	415,619	330,424
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	1,232,162	1,191,763

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	$2,995,882	$2,880,331
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28 (144A)	231,799	225,136
Chase Mortgage Finance Corp 2021-CL1 M1,
US 30 Day Average SOFR + 1.2000%, 6.5150%, 2/25/50 (144A)‡	510,864	483,342
CIFC Funding Ltd 2021-4A A,
CME Term SOFR 3 Month + 1.3116%, 6.6196%, 7/15/33 (144A)‡	1,057,088	1,053,477
CIFC Funding Ltd 2021-7A B,
CME Term SOFR 3 Month + 1.8616%, 7.2072%, 1/23/35 (144A)‡	383,807	375,024
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	424,934	412,406
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61 (144A)Ç	255,195	236,267
Cold Storage Trust 2020-ICE5 A,
CME Term SOFR 1 Month + 1.0145%, 6.3467%, 11/15/37 (144A)‡	1,740,876	1,724,552
Cold Storage Trust 2020-ICE5 B,
CME Term SOFR 1 Month + 1.4145%, 6.7467%, 11/15/37 (144A)‡	774,597	766,399
Cold Storage Trust 2020-ICE5 C,
CME Term SOFR 1 Month + 1.7645%, 7.0967%, 11/15/37 (144A)‡	777,546	768,814
COLT Funding LLC 2020-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.5000%, 1.8530%, 3/25/65 (144A)‡	4,691	4,641
COLT Funding LLC 2020-3,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65 (144A)‡	51,136	47,462
Connecticut Avenue Securities Trust 2018-R07,
US 30 Day Average SOFR + 2.5145%, 7.8294%, 4/25/31 (144A)‡	12,898	12,910
Connecticut Avenue Securities Trust 2019-R03,
US 30 Day Average SOFR + 2.2645%, 7.5794%, 9/25/31 (144A)‡	3,116	3,116
Connecticut Avenue Securities Trust 2019-R07,
US 30 Day Average SOFR + 2.2145%, 7.5294%, 10/25/39 (144A)‡	6,566	6,576
Connecticut Avenue Securities Trust 2021-R02 2M2,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 11/25/41 (144A)‡	1,922,000	1,878,023
Connecticut Avenue Securities Trust 2021-R03 1M1,
US 30 Day Average SOFR + 0.8500%, 6.1650%, 12/25/41 (144A)‡	423,539	420,030
Connecticut Avenue Securities Trust 2021-R03 1M2,
US 30 Day Average SOFR + 1.6500%, 6.9650%, 12/25/41 (144A)‡	711,000	694,742
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 8.4650%, 12/25/41 (144A)‡	2,186,000	2,179,139
Connecticut Avenue Securities Trust 2022-R02 2M2,
US 30 Day Average SOFR + 3.0000%, 8.3150%, 1/25/42 (144A)‡	804,000	804,724
Connecticut Avenue Securities Trust 2022-R03 1M1,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 3/25/42 (144A)‡	1,208,132	1,218,640
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 3/25/42 (144A)‡	529,632	533,225
Connecticut Avenue Securities Trust 2022-R05 2M1,
US 30 Day Average SOFR + 1.9000%, 7.2150%, 4/25/42 (144A)‡	100,996	101,208
Connecticut Avenue Securities Trust 2022-R06 1M1,
US 30 Day Average SOFR + 2.7500%, 8.0650%, 5/25/42 (144A)‡	360,687	369,718
Connecticut Avenue Securities Trust 2022-R08 1M1,
US 30 Day Average SOFR + 2.5500%, 7.8650%, 7/25/42 (144A)‡	302,148	307,488
Connecticut Avenue Securities Trust 2023-R01 1M1,
US 30 Day Average SOFR + 2.4000%, 7.7150%, 12/25/42 (144A)‡	532,868	541,767
Connecticut Avenue Securities Trust 2023-R03 2M1,
US 30 Day Average SOFR + 2.5000%, 7.8150%, 4/25/43 (144A)‡	763,422	772,461
Connecticut Avenue Securities Trust 2023-R06 1M1,
US 30 Day Average SOFR + 1.7000%, 7.0150%, 7/25/43 (144A)‡	833,229	832,401
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30 (144A)	341,745	336,478
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
CME Term SOFR 1 Month + 1.0270%, 6.3600%, 5/15/36 (144A)‡	1,682,813	1,678,635
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
CME Term SOFR 1 Month + 1.4770%, 6.8100%, 5/15/36 (144A)‡	828,938	823,777
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
CME Term SOFR 1 Month + 4.0838%, 9.4168%, 4/15/26 (144A)‡	752,625	743,372
DC Commercial Mortgage Trust 2023-DC A, 6.3143%, 9/12/40 (144A)	1,074,000	1,069,321
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40 (144A)	1,014,152	1,009,703
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49 (144A)	1,183,000	1,011,077
Dryden Senior Loan Fund 2020-83A A,
CME Term SOFR 3 Month + 1.4816%, 6.7915%, 1/18/32 (144A)‡	374,404	373,718
Elmwood CLO VIII Ltd 2019-2A AR,
CME Term SOFR 3 Month + 1.4116%, 6.7378%, 4/20/34 (144A)‡	419,000	417,097
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	580,000	552,080
Fannie Mae REMICS, 3.0000%, 5/25/48	861,376	736,898
Fannie Mae REMICS, 3.0000%, 11/25/49	873,026	738,471
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	3,311,369	2,605,597
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60 (144A)‡	350,479	334,213
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
US 30 Day Average SOFR + 2.0645%, 7.3794%, 10/25/49 (144A)‡	5,501	5,508

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 12/25/50 (144A)‡	$668,947	$673,532
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 7.9150%, 11/25/50 (144A)‡	723,186	732,214
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 7.6150%, 8/25/33 (144A)‡	1,053,390	1,061,910
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1,
US 30 Day Average SOFR + 0.8000%, 6.1150%, 10/25/41 (144A)‡	611,858	610,735
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 7.5650%, 8/25/33 (144A)‡	694,813	690,407
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1A,
US 30 Day Average SOFR + 2.9500%, 8.2650%, 6/25/42 (144A)‡	737,518	755,283
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A,
US 30 Day Average SOFR + 2.1500%, 7.4650%, 9/25/42 (144A)‡	156,871	158,093
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 3/25/42 (144A)‡	533,151	537,648
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A,
US 30 Day Average SOFR + 2.1000%, 7.4150%, 4/25/43 (144A)‡	392,385	396,060
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A,
US 30 Day Average SOFR + 2.0000%, 7.3150%, 6/25/43 (144A)‡	98,233	98,703
GCAT 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	2,617,654	2,073,799
GCAT 2023-INV1 A1, 6.0000%, 8/25/53 (144A)‡	1,418,405	1,370,403
Great Wolf Trust,
CME Term SOFR 1 Month + 1.1485%, 6.4805%, 12/15/36 (144A)‡	293,000	291,600
Great Wolf Trust,
CME Term SOFR 1 Month + 1.4485%, 6.7805%, 12/15/36 (144A)‡	328,000	325,161
Great Wolf Trust,
CME Term SOFR 1 Month + 1.7475%, 7.0795%, 12/15/36 (144A)‡	365,000	361,043
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	341,442
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	567,756
Highbridge Loan Management Ltd 2021-16A B,
CME Term SOFR 3 Month + 1.9616%, 7.3072%, 1/23/35 (144A)‡	380,629	374,084
Hudson Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34 (144A)	412,000	366,173
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68 (144A)Ç	721,546	706,367
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	1,213,000	1,140,162
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B,
3.6401%, 1/10/37 (144A)	830,000	769,170
LAD Auto Receivables Trust 2021-1A A, 1.3000%, 8/17/26 (144A)	182,109	178,558
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27 (144A)	616,979	612,190
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 6.5678%, 3/20/30 (144A)‡	299,272	298,379
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	618,926	600,136
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28 (144A)	498,082	496,564
Life Financial Services Trust 2021-BMR A,
CME Term SOFR 1 Month + 0.8145%, 6.1465%, 3/15/38 (144A)‡	1,851,916	1,813,832
Life Financial Services Trust 2021-BMR C,
CME Term SOFR 1 Month + 1.2145%, 6.5465%, 3/15/38 (144A)‡	1,034,085	1,002,617
Life Financial Services Trust 2022-BMR2 A1,
CME Term SOFR 1 Month + 1.2952%, 6.6274%, 5/15/39 (144A)‡	1,237,000	1,215,032
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30 (144A)	553,000	550,485
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30 (144A)	317,000	311,662
Madison Park Funding Ltd 2019-35A A1R,
CME Term SOFR 3 Month + 1.2516%, 6.5778%, 4/20/32 (144A)‡	1,050,000	1,046,501
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33 (144A)	342,000	341,015
MED Trust 2021-MDLN E,
CME Term SOFR 1 Month + 3.2645%, 8.5965%, 11/15/38 (144A)‡	1,491,840	1,420,110
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51 (144A)‡	703,785	644,960
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11,
US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51 (144A)‡	904,051	828,503
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	823,571	621,629
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2,
3.0000%, 3/25/52 (144A)‡	1,809,131	1,423,475
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	890,000	895,448
MHC Commercial Mortgage Trust 2021-MHC A,
CME Term SOFR 1 Month + 0.9154%, 6.2474%, 4/15/38 (144A)‡	1,560,396	1,539,583
MHC Commercial Mortgage Trust 2021-MHC C,
CME Term SOFR 1 Month + 1.4654%, 6.7974%, 4/15/38 (144A)‡	880,706	864,356
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	447,000	420,852
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	538,124
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	543,047
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	812,453

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
NCMF Trust 2022-MFP A,
CME Term SOFR 1 Month + 1.7420%, 7.0742%, 3/15/39 (144A)‡	$617,000	$610,290
New Residential Mortgage Loan Trust 2018-2,
Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58 (144A)‡	184,862	174,389
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	166,411	155,133
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26 (144A)	525,752	470,183
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	733,855	659,804
Oasis Securitization 2022-1A A, 4.7500%, 5/15/34 (144A)	174,464	172,766
Oceanview Mortgage Trust 2021-4 A11,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51 (144A)‡	992,424	906,746
Oceanview Mortgage Trust 2021-5 AF,
US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51 (144A)‡	1,019,042	931,466
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51 (144A)‡	1,058,522	833,230
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51 (144A)‡	2,059,712	1,623,814
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	960,773	729,203
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51 (144A)‡	2,068,609	1,629,730
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51 (144A)‡	877,485	672,038
Pagaya AI Debt Selection Trust 2022-1 A, 2.0300%, 10/15/29 (144A)	258,178	252,812
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	458,481	446,736
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	951,173	886,627
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	1,768,264	1,654,294
Preston Ridge Partners Mortgage Trust 2021-RPL2 A1,
1.4550%, 10/25/51 (144A)‡	1,064,907	928,846
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	1,302,255	1,262,654
Provident Funding Mortgage Trust 2021-INV1 A1, 2.5000%, 8/25/51 (144A)‡	875,359	665,636
Regatta XXIII Funding Ltd 2021-4A B,
CME Term SOFR 3 Month + 1.9616%, 7.2878%, 1/20/35 (144A)‡	393,948	388,620
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53‡	1,593,716	1,593,695
Saluda Grade Alternative Mortgage Trust 2023-SEQ3 A1,
Prime Rate by Country United States + 2.3000%, 7.1620%, 6/1/53 (144A)‡	419,030	417,735
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31 (144A)	128,488	124,187
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32 (144A)	501,252	496,313
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	1,088,488	1,065,079
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	2,418,000	2,334,801
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	96,053	79,495
Signal Peak CLO LLC 2022-12A A1, 7.1207%, 7/10/28‡	1,812,000	1,798,018
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.3330%, 1/15/39 (144A)‡	696,000	678,529
Sound Point CLO Ltd 2019-1A AR,
CME Term SOFR 3 Month + 1.3416%, 6.6678%, 1/20/32 (144A)‡	1,208,000	1,197,261
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.5210%, 1/28/50 (144A)‡	4,207	4,151
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0500%, 2.6240%, 1/28/50 (144A)‡	18,765	18,517
SREIT Trust 2021-MFP A,
CME Term SOFR 1 Month + 0.8453%, 6.1775%, 11/15/38 (144A)‡	151,000	148,113
Tesla Auto Lease Trust 2021-B A3, 0.6000%, 9/22/25 (144A)	561,000	546,945
Tesla Auto Lease Trust 2021-B B, 0.9100%, 9/22/25 (144A)	288,000	275,869
Towd Point Mortgage Trust 2023-CES1 A1A, 6.7500%, 7/25/63 (144A)‡	420,747	420,396
Tricolor Auto Securitization Trust 2022-1A A, 3.3000%, 2/18/25 (144A)	20,077	20,035
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	579,275	567,107
United Wholesale Mortgage LLC 2021-INV1 A9,
US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51 (144A)‡	840,233	766,381
United Wholesale Mortgage LLC 2021-INV4 A3, 2.5000%, 12/25/51 (144A)‡	631,694	476,174
Upstart Securitization Trust 2021-4 A, 0.8400%, 9/20/31 (144A)	92,551	91,692
Upstart Securitization Trust 2021-5 A, 1.3100%, 11/20/31 (144A)	91,515	90,204
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32 (144A)	538,351	529,260
Upstart Securitization Trust 2022-2 A, 4.3700%, 5/20/32 (144A)	627,882	623,088
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	982,000	886,698
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	634,000	528,367
VASA Trust 2021-VASA A,
CME Term SOFR 1 Month + 1.0145%, 6.3475%, 7/15/39 (144A)‡	605,000	527,256
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	94,834	92,004
VMC Finance LLC 2021-HT1 A,
CME Term SOFR 1 Month + 1.7645%, 7.0951%, 1/18/37 (144A)‡	701,122	684,441
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
CME Term SOFR 1 Month + 1.2645%, 6.5975%, 2/15/40 (144A)‡	192,409	182,077
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36 (144A)	272,278	256,077
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	272,303	270,408
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26 (144A)	700,000	699,114

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Woodward Capital Management 2021-3 A21,
US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51 (144A)‡	$676,130	$614,727
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43 (144A)‡	792,864	786,418
Woodward Capital Management 2023-CES2 A1A, 6.8080%, 9/25/43 (144A)‡	1,510,296	1,508,178
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $135,871,747)		128,126,594
Corporate Bonds– 27.9%
Banking – 9.9%
American Express Co, SOFR + 1.8350%, 5.0430%, 5/1/34‡	1,331,000	1,227,117
Bank of America Corp, SOFR + 1.9900%, 6.2040%, 11/10/28‡	481,000	483,172
Bank of America Corp, SOFR + 1.5700%, 5.8190%, 9/15/29‡	2,765,000	2,731,066
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	2,640,000	2,569,197
Bank of America Corp, CME Term SOFR 3 Month + 3.9666%, 6.2500%‡,µ	1,613,000	1,586,923
Bank of New York Mellon Corp/The, SOFR + 1.0260%, 4.9470%, 4/26/27‡	826,000	806,247
Bank of New York Mellon Corp/The, SOFR + 1.6060%, 4.9670%, 4/26/34‡	508,000	468,421
Bank of New York Mellon/The, SOFR + 2.0740%, 5.8340%, 10/25/33‡	1,322,000	1,299,519
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	3,379,000	2,517,930
Barclays PLC, SOFR + 1.8800%, 6.4960%, 9/13/27‡	624,000	622,345
Barclays PLC, SOFR + 2.2200%, 6.4900%, 9/13/29‡	494,000	489,960
Barclays PLC, SOFR + 2.6200%, 6.6920%, 9/13/34‡	1,173,000	1,145,178
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28 (144A)‡	800,000	712,722
BNP Paribas SA,
US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/13/29 (144A)‡	1,275,000	1,230,987
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	1,472,000	1,438,581
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,µ	877,000	836,782
Citigroup Inc, CME Term SOFR 3 Month + 3.6846%, 6.3000%‡,µ	152,000	147,752
Cooperatieve Rabobank UA,
US Treasury Yield Curve Rate 1 Year + 1.4000%, 5.5640%, 2/28/29 (144A)‡	1,973,000	1,922,956
Deutsche Bank AG / New York, SOFR + 3.0430%, 3.5470%, 9/18/31‡	272,000	219,288
Deutsche Bank AG / New York, SOFR + 3.6500%, 7.0790%, 2/10/34‡	699,000	631,715
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	887,000	876,237
ING Groep NV, SOFR + 1.5600%, 6.0830%, 9/11/27‡	572,000	569,458
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34‡	538,000	522,458
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	1,898,000	1,846,721
JPMorgan Chase & Co, CME Term SOFR 3 Month + 2.5150%, 2.9560%, 5/13/31‡	1,723,000	1,415,659
JPMorgan Chase & Co, SOFR + 2.5800%, 5.7170%, 9/14/33‡	642,000	617,142
JPMorgan Chase & Co, SOFR + 1.8450%, 5.3500%, 6/1/34‡	855,000	810,777
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	548,000	529,680
Mitsubishi UFJ Financial Group Inc,
US Treasury Yield Curve Rate 1 Year + 1.7000%, 4.7880%, 7/18/25‡	852,000	842,076
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	1,856,000	1,743,513
Morgan Stanley, SOFR + 1.2950%, 5.0500%, 1/28/27‡	389,000	381,310
Morgan Stanley, SOFR + 0.8790%, 1.5930%, 5/4/27‡	808,000	719,185
Morgan Stanley, CME Term SOFR 3 Month + 1.4016%, 3.7720%, 1/24/29‡	137,000	124,924
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29‡	872,000	839,750
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,297,000	1,247,785
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29‡	615,000	599,298
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	1,031,000	811,921
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34‡	412,000	382,534
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	2,042,000	1,926,202
Morgan Stanley,
US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	332,000	310,312
PNC Financial Services Group Inc/The, SOFR + 1.8410%, 5.5820%, 6/12/29‡	2,047,000	1,985,823
PNC Financial Services Group Inc/The, SOFR + 2.1400%, 6.0370%, 10/28/33‡	568,000	551,228
PNC Financial Services Group Inc/The, SOFR + 1.9330%, 5.0680%, 1/24/34‡	879,000	797,120
Royal Bank of Canada, 5.0000%, 5/2/33#	2,090,000	1,941,764
State Street Corp, SOFR + 1.5670%, 4.8210%, 1/26/34‡	391,000	356,511
Sumitomo Mitsui Financial Group Inc, 5.7100%, 1/13/30	1,044,000	1,021,469
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	1,442,000	1,422,873
Sumitomo Mitsui Financial Group Inc, 5.7760%, 7/13/33	288,000	281,506
Toronto-Dominion Bank/The, 5.5230%, 7/17/28	1,826,000	1,802,333
Truist Financial Corp, SOFR + 2.0500%, 6.0470%, 6/8/27‡	790,000	781,407
US Bancorp, SOFR + 2.0200%, 5.7750%, 6/12/29‡	1,260,000	1,226,459
US Bancorp, SOFR + 1.6000%, 4.8390%, 2/1/34‡	730,000	642,734
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34‡	1,703,000	1,606,184
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	1,504,000	1,126,767
		55,748,978
Basic Industry – 0.7%
Celanese US Holdings LLC, 6.3500%, 11/15/28	584,000	576,660
Celanese US Holdings LLC, 6.3300%, 7/15/29	578,000	566,562
Celanese US Holdings LLC, 6.5500%, 11/15/30	1,465,000	1,433,693
Celanese US Holdings LLC, 6.7000%, 11/15/33	1,427,000	1,389,062
		3,965,977

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Brokerage – 0.9%
Charles Schwab Corp, SOFR + 2.0100%, 6.1360%, 8/24/34‡	$1,712,000	$1,665,359
Nasdaq Inc, 5.3500%, 6/28/28	287,000	281,757
Nasdaq Inc, 5.5500%, 2/15/34	1,922,000	1,834,458
Nasdaq Inc, 5.9500%, 8/15/53	908,000	848,146
Nasdaq Inc, 6.1000%, 6/28/63	386,000	358,975
		4,988,695
Capital Goods – 0.8%
L3Harris Technologies Inc, 5.4000%, 7/31/33	1,029,000	989,150
Lockheed Martin Corp, 4.4500%, 5/15/28	547,000	529,396
Nordson Corp, 5.8000%, 9/15/33	1,999,000	1,952,616
Regal Rexnord Corp, 6.0500%, 4/15/28 (144A)	953,000	926,951
		4,398,113
Communications – 0.3%
Comcast Corp, 4.5500%, 1/15/29	888,000	852,782
Comcast Corp, 4.8000%, 5/15/33	683,000	640,751
		1,493,533
Consumer Cyclical – 0.9%
CBRE Services Inc, 5.9500%, 8/15/34	2,482,000	2,341,049
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	92,702
LKQ Corp, 5.7500%, 6/15/28 (144A)	1,320,000	1,289,529
LKQ Corp, 6.2500%, 6/15/33 (144A)	1,242,000	1,200,943
		4,924,223
Consumer Non-Cyclical – 3.3%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
6.5000%, 2/15/28 (144A)	868,000	857,911
Amgen Inc, 5.1500%, 3/2/28	1,064,000	1,046,439
Amgen Inc, 5.2500%, 3/2/30	848,000	828,485
CSL Finance Ltd, 3.8500%, 4/27/27 (144A)	341,000	323,088
GE HealthCare Technologies Inc, 5.6500%, 11/15/27	1,086,000	1,084,218
GE HealthCare Technologies Inc, 5.8570%, 3/15/30	227,000	225,192
Hasbro Inc, 3.9000%, 11/19/29	3,636,000	3,216,472
Hasbro Inc, 5.1000%, 5/15/44	326,000	266,377
HCA Inc, 5.2000%, 6/1/28	695,000	671,696
HCA Inc, 3.6250%, 3/15/32	1,591,000	1,318,762
Illumina Inc, 5.7500%, 12/13/27	1,679,000	1,650,874
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 5.5000%, 1/15/30	1,754,000	1,637,424
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	649,000	516,741
Pfizer Investment Enterprises Pte Ltd, 4.4500%, 5/19/28	1,453,000	1,400,860
Pfizer Investment Enterprises Pte Ltd, 4.6500%, 5/19/30	872,000	835,641
Pilgrim's Pride Corp, 6.2500%, 7/1/33	1,475,000	1,386,189
Universal Health Services Inc, 2.6500%, 1/15/32	2,059,000	1,543,644
		18,810,013
Electric – 2.1%
American Electric Power Co Inc, 5.6250%, 3/1/33	1,326,000	1,283,112
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	1,351,000	1,152,484
Duke Energy Corp, 4.3000%, 3/15/28	899,000	852,433
Exelon Corp, 5.1500%, 3/15/28	634,000	622,185
Exelon Corp, 5.3000%, 3/15/33	1,015,000	967,875
Georgia Power Co, 4.6500%, 5/16/28	691,000	666,632
Georgia Power Co, 4.9500%, 5/17/33	1,091,000	1,022,636
National Grid PLC, 5.6020%, 6/12/28	486,000	480,706
National Grid PLC, 5.8090%, 6/12/33	1,019,000	989,778
Southern California Edison Co, 5.8500%, 11/1/27	1,171,000	1,177,282
Xcel Energy Inc, 5.4500%, 8/15/33	2,671,000	2,549,007
		11,764,130
Energy – 1.3%
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30 (144A)	315,000	310,945
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33 (144A)	758,000	739,887
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43 (144A)	153,000	149,036
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53 (144A)	790,000	772,325
Columbia Pipelines Operating Company LLC, 6.7140%, 8/15/63 (144A)	150,000	146,450
Enbridge Inc, 5.7000%, 3/8/33	1,426,000	1,366,106
Energy Transfer LP, 5.5500%, 2/15/28	779,000	765,226
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	164,607
EQT Corp, 3.1250%, 5/15/26 (144A)	2,447,000	2,263,941
EQT Corp, 5.7000%, 4/1/28	403,000	394,974
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	580,000	533,493
		7,606,990
Finance Companies – 0.5%
Ares Capital Corp, 3.2000%, 11/15/31	1,264,000	967,143
Blue Owl Credit Income Corp, 7.7500%, 9/16/27	840,000	833,245
OWL Rock Core Income Corp, 4.7000%, 2/8/27	140,000	127,396

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Finance Companies– (continued)
OWL Rock Core Income Corp, 7.9500%, 6/13/28 (144A)	$566,000	$561,047
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	783,000	624,341
		3,113,172
Government Sponsored – 0.3%
Electricite de France SA, 5.7000%, 5/23/28 (144A)	556,000	550,603
Electricite de France SA, 6.2500%, 5/23/33 (144A)	901,000	901,937
		1,452,540
Insurance – 1.3%
Athene Global Funding, 2.7170%, 1/7/29 (144A)	1,299,000	1,079,055
Athene Global Funding, 2.6460%, 10/4/31 (144A)	1,087,000	804,843
Centene Corp, 4.2500%, 12/15/27	3,107,000	2,864,374
Centene Corp, 2.4500%, 7/15/28	1,180,000	996,916
Centene Corp, 3.0000%, 10/15/30	1,023,000	825,162
UnitedHealth Group Inc, 5.2500%, 2/15/28	527,000	527,895
		7,098,245
Professional Services – 0.3%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33	1,735,000	1,692,666
Real Estate Investment Trusts (REITs) – 0.9%
Agree LP, 2.9000%, 10/1/30	1,220,000	981,949
Alexandria Real Estate Equities Inc, 4.7500%, 4/15/35	852,000	749,084
American Tower Trust I, 5.4900%, 3/15/28 (144A)	2,070,000	2,027,977
Sun Communities Operating LP, 2.7000%, 7/15/31	1,501,000	1,155,209
		4,914,219
Technology – 4.2%
Broadcom Inc, 2.6000%, 2/15/33 (144A)	719,000	536,147
Broadcom Inc, 3.4690%, 4/15/34 (144A)	1,163,000	913,433
Broadcom Inc, 3.1370%, 11/15/35 (144A)	1,445,000	1,053,523
Cadence Design Systems Inc, 4.3750%, 10/15/24	3,327,000	3,280,491
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	1,018,000	820,247
Fiserv Inc, 5.4500%, 3/2/28	1,106,000	1,096,277
Fiserv Inc, 5.6250%, 8/21/33	1,116,000	1,081,341
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A)	2,036,000	1,944,894
Leidos Inc, 2.3000%, 2/15/31	249,000	191,488
Leidos Inc, 5.7500%, 3/15/33	850,000	814,606
Marvell Technology Inc, 1.6500%, 4/15/26	956,000	863,909
Marvell Technology Inc, 4.8750%, 6/22/28	1,296,000	1,238,263
Marvell Technology Inc, 5.7500%, 2/15/29	1,123,000	1,112,703
Marvell Technology Inc, 5.9500%, 9/15/33	2,448,000	2,402,742
Micron Technology Inc, 6.7500%, 11/1/29	615,000	624,868
Micron Technology Inc, 5.8750%, 9/15/33	697,000	663,861
Total System Services Inc, 4.8000%, 4/1/26	571,000	553,646
Trimble Inc, 4.7500%, 12/1/24	2,018,000	1,987,530
Trimble Inc, 4.9000%, 6/15/28	480,000	459,025
Trimble Inc, 6.1000%, 3/15/33	2,141,000	2,097,598
		23,736,592
Transportation – 0.2%
GXO Logistics Inc, 1.6500%, 7/15/26	1,035,000	909,433
Total Corporate Bonds (cost $166,714,013)		156,617,519
Mortgage-Backed Securities– 28.2%
Fannie Mae:
3.0000%, TBA, 15 Year Maturity	4,295,000	3,883,475
3.5000%, TBA, 15 Year Maturity	4,103,000	3,790,918
4.0000%, TBA, 15 Year Maturity	4,029,000	3,800,314
2.5000%, TBA, 30 Year Maturity	1,932,564	1,533,134
4.0000%, TBA, 30 Year Maturity	608,364	541,576
4.5000%, TBA, 30 Year Maturity	3,742,285	3,434,523
5.5000%, TBA, 30 Year Maturity	586,537	566,670
6.0000%, TBA, 30 Year Maturity	1,445,437	1,426,357
		18,976,967
Fannie Mae Pool:
3.0000%, 10/1/34	83,755	76,312
2.5000%, 11/1/34	127,476	113,145
3.0000%, 11/1/34	21,011	19,156
3.0000%, 12/1/34	20,324	18,520
2.5000%, 12/1/36	1,442,617	1,277,816
6.0000%, 2/1/37	57,718	59,609
4.5000%, 11/1/42	42,220	39,852
3.0000%, 1/1/43	18,464	15,800
3.0000%, 2/1/43	19,254	16,450
3.0000%, 5/1/43	139,008	118,609
5.0000%, 7/1/44	303,280	293,551
4.5000%, 10/1/44	98,897	93,377
4.5000%, 3/1/45	148,075	139,810

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 5/1/45	$41,264	$37,608
4.5000%, 6/1/45	72,960	68,337
3.5000%, 12/1/45	104,474	91,826
4.5000%, 2/1/46	143,925	135,839
3.5000%, 7/1/46	513,061	451,138
3.0000%, 2/1/47	5,057,085	4,327,846
3.5000%, 3/1/47	90,416	79,470
3.5000%, 7/1/47	80,677	70,910
3.5000%, 8/1/47	146,788	128,280
4.0000%, 10/1/47	218,010	197,423
4.0000%, 11/1/47	327,968	297,061
3.5000%, 1/1/48	107,776	94,257
4.0000%, 1/1/48	816,562	744,504
4.0000%, 1/1/48	325,917	295,141
3.0000%, 2/1/48	81,208	69,048
4.0000%, 3/1/48	247,917	226,051
5.0000%, 5/1/48	76,530	73,449
4.5000%, 6/1/48	227,130	212,211
3.5000%, 7/1/48	2,052,921	1,796,328
4.0000%, 7/1/48	266,755	241,193
4.0000%, 8/1/48	219,100	198,105
4.0000%, 9/1/48	521,713	472,448
4.0000%, 10/1/48	100,445	91,063
4.0000%, 11/1/48	312,832	282,855
4.0000%, 12/1/48	49,750	44,983
3.5000%, 5/1/49	548,225	477,505
3.5000%, 6/1/49	1,528,986	1,336,199
4.0000%, 6/1/49	39,430	35,620
4.5000%, 6/1/49	19,874	18,508
3.0000%, 8/1/49	154,152	127,790
4.5000%, 8/1/49	28,188	26,250
3.0000%, 9/1/49	81,226	67,999
3.0000%, 9/1/49	42,592	35,919
4.0000%, 9/1/49	209,656	189,410
4.0000%, 11/1/49	646,892	584,903
4.0000%, 11/1/49	57,492	52,057
3.5000%, 12/1/49	1,670,775	1,460,110
4.5000%, 1/1/50	516,701	482,761
4.5000%, 1/1/50	38,197	35,571
4.0000%, 3/1/50	947,037	858,578
4.0000%, 3/1/50	510,770	461,825
4.0000%, 3/1/50	195,187	176,483
4.0000%, 4/1/50	135,717	122,263
2.5000%, 8/1/50	144,420	116,851
4.0000%, 8/1/50	123,389	111,157
4.0000%, 9/1/50	1,084,732	979,932
4.0000%, 10/1/50	1,031,243	933,758
4.5000%, 10/1/50	631,322	589,852
4.5000%, 12/1/50	951,009	885,643
3.5000%, 2/1/51	584,157	508,802
4.0000%, 3/1/51	2,668,519	2,410,703
4.0000%, 3/1/51	51,023	46,094
4.0000%, 3/1/51	25,715	23,251
4.0000%, 8/1/51	520,482	470,606
4.0000%, 10/1/51	2,311,054	2,087,774
4.0000%, 10/1/51	379,491	342,827
3.0000%, 12/1/51	1,550,380	1,295,753
2.5000%, 1/1/52	912,657	733,999
3.5000%, 1/1/52	394,444	344,566
2.5000%, 2/1/52	4,422,514	3,554,731
3.5000%, 2/1/52	1,027,680	897,412
2.5000%, 3/1/52	1,890,449	1,518,327
2.5000%, 3/1/52	1,843,311	1,481,618
2.5000%, 3/1/52	689,448	554,320
2.5000%, 3/1/52	152,176	122,197
2.5000%, 3/1/52	151,484	121,666
2.5000%, 3/1/52	132,401	106,422
2.5000%, 3/1/52	54,324	43,663
3.0000%, 3/1/52	727,328	607,638
3.5000%, 3/1/52	2,489,340	2,167,656
3.5000%, 3/1/52	1,291,210	1,126,991
3.5000%, 3/1/52	950,818	826,253
3.0000%, 4/1/52	609,133	510,211
3.0000%, 4/1/52	524,001	437,665

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.0000%, 4/1/52	$146,808	$122,633
3.5000%, 4/1/52	531,972	460,165
3.5000%, 4/1/52	360,660	314,054
3.5000%, 4/1/52	291,276	251,933
3.5000%, 4/1/52	174,222	150,705
3.5000%, 4/1/52	98,126	84,884
3.5000%, 4/1/52	86,376	74,709
4.0000%, 4/1/52	390,112	349,445
4.5000%, 4/1/52	74,370	68,284
4.5000%, 4/1/52	62,906	57,759
4.5000%, 4/1/52	36,066	33,115
4.5000%, 4/1/52	32,749	30,069
4.5000%, 4/1/52	28,633	26,290
4.5000%, 4/1/52	18,437	16,924
3.5000%, 5/1/52	440,069	382,144
3.5000%, 5/1/52	274,405	237,322
4.5000%, 5/1/52	99,807	91,639
3.5000%, 6/1/52	1,566,870	1,362,938
3.5000%, 6/1/52	891,228	777,054
3.5000%, 7/1/52	1,984,870	1,722,993
3.5000%, 7/1/52	231,368	201,255
3.5000%, 7/1/52	80,453	70,121
4.5000%, 7/1/52	414,069	380,793
3.5000%, 8/1/52	389,067	337,615
3.5000%, 8/1/52	146,426	127,323
4.5000%, 8/1/52	1,521,228	1,398,980
3.5000%, 9/1/52	818,587	710,838
5.0000%, 9/1/52	725,882	684,791
5.5000%, 9/1/52	1,924,058	1,863,513
5.0000%, 10/1/52	323,234	305,896
5.0000%, 10/1/52	142,128	134,504
5.5000%, 10/1/52	2,715,092	2,641,486
4.5000%, 11/1/52	558,364	516,833
5.0000%, 11/1/52	794,642	752,017
5.5000%, 11/1/52	713,191	693,857
5.0000%, 1/1/53	685,154	647,382
5.0000%, 1/1/53	229,246	216,950
5.0000%, 1/1/53	73,198	69,210
5.0000%, 2/1/53	92,938	87,943
5.0000%, 3/1/53	198,158	186,889
5.0000%, 3/1/53	53,617	50,690
5.5000%, 3/1/53	111,666	108,205
5.0000%, 4/1/53	260,160	245,365
5.0000%, 4/1/53	103,475	97,827
5.0000%, 4/1/53	61,956	58,433
5.0000%, 4/1/53	51,974	49,019
5.5000%, 4/1/53	53,260	51,609
5.0000%, 5/1/53	52,700	49,824
5.5000%, 5/1/53	99,390	96,309
5.5000%, 5/1/53	51,648	50,047
5.0000%, 6/1/53	204,365	195,232
5.0000%, 6/1/53	75,257	71,086
5.0000%, 6/1/53	64,556	61,033
5.5000%, 6/1/53	1,955,808	1,900,950
5.5000%, 6/1/53	30,135	29,290
4.5000%, 7/1/53	431,093	400,138
5.0000%, 7/1/53	719,996	687,748
5.5000%, 7/1/53	86,405	83,727
5.5000%, 7/1/53	51,930	50,474
4.5000%, 8/1/53	307,161	285,105
5.0000%, 8/1/53	993,946	949,428
5.0000%, 8/1/53	64,689	61,212
5.5000%, 9/1/53	1,560,864	1,517,307
3.5000%, 8/1/56	1,534,759	1,323,422
3.0000%, 2/1/57	1,060,446	873,134
3.0000%, 6/1/57	4,983	4,104
		73,511,443
Freddie Mac Gold Pool:
3.5000%, 1/1/47	61,526	54,276
4.0000%, 8/1/48	143,706	130,113
4.0000%, 9/1/48	97,048	87,864
		272,253

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool:
3.0000%, 5/1/31	$751,268	$703,761
3.0000%, 9/1/32	153,648	140,194
3.0000%, 10/1/32	46,845	42,748
3.0000%, 1/1/33	93,120	84,967
2.5000%, 12/1/33	879,483	804,042
3.0000%, 10/1/34	202,102	184,095
3.0000%, 10/1/34	93,196	84,914
2.5000%, 11/1/34	136,051	120,756
2.5000%, 11/1/34	96,015	85,221
6.0000%, 4/1/40	88,358	91,270
3.5000%, 7/1/42	5,213	4,605
3.5000%, 8/1/42	6,092	5,368
3.5000%, 8/1/42	5,674	5,000
3.5000%, 2/1/43	174,290	153,446
3.0000%, 3/1/43	182,510	156,027
3.0000%, 6/1/43	8,868	7,493
3.5000%, 2/1/44	295,568	260,219
4.5000%, 5/1/44	66,904	62,678
3.0000%, 1/1/45	285,823	243,214
4.0000%, 2/1/46	254,077	230,880
3.5000%, 7/1/46	165,336	144,645
4.0000%, 3/1/47	63,465	57,843
3.0000%, 4/1/47	188,104	158,913
3.5000%, 2/1/48	93,774	81,698
4.0000%, 4/1/48	226,669	205,154
4.0000%, 4/1/48	41,713	37,716
4.5000%, 7/1/48	43,391	40,541
5.0000%, 9/1/48	11,331	10,874
4.0000%, 11/1/48	28,137	25,441
4.0000%, 12/1/48	334,778	302,652
4.5000%, 6/1/49	22,071	20,549
4.0000%, 7/1/49	272,957	246,599
4.5000%, 7/1/49	187,289	174,373
4.5000%, 7/1/49	28,008	26,083
3.0000%, 8/1/49	47,189	39,119
4.5000%, 8/1/49	167,477	155,927
3.0000%, 12/1/49	126,358	105,782
3.0000%, 12/1/49	60,681	50,800
4.5000%, 1/1/50	112,149	104,415
4.5000%, 1/1/50	30,965	28,837
4.0000%, 3/1/50	332,331	300,485
4.0000%, 6/1/50	534,176	484,857
2.5000%, 8/1/50	73,545	59,526
2.5000%, 8/1/50	27,169	21,982
2.5000%, 9/1/50	132,359	107,057
4.5000%, 9/1/50	982,994	918,425
4.0000%, 10/1/50	93,896	84,825
4.5000%, 10/1/50	552,364	514,398
4.0000%, 11/1/50	650,536	587,685
2.5000%, 11/1/51	742,024	597,630
2.5000%, 1/1/52	276,722	222,605
2.5000%, 1/1/52	173,944	139,803
2.5000%, 2/1/52	410,069	329,606
3.0000%, 2/1/52	196,939	164,570
3.0000%, 2/1/52	140,967	118,139
2.5000%, 3/1/52	66,679	53,553
3.0000%, 3/1/52	258,061	216,212
4.5000%, 3/1/52	15,501	14,232
3.5000%, 4/1/52	420,327	367,176
3.5000%, 4/1/52	200,552	173,481
3.5000%, 4/1/52	192,144	166,208
3.5000%, 4/1/52	64,964	56,197
3.5000%, 4/1/52	62,806	54,323
3.0000%, 6/1/52	2,624,394	2,199,414
3.5000%, 6/1/52	1,624,657	1,418,717
3.5000%, 6/1/52	909,802	790,329
3.5000%, 7/1/52	3,163,784	2,746,365
3.5000%, 8/1/52	592,260	514,119
4.5000%, 8/1/52	3,319,984	3,053,184
4.5000%, 8/1/52	1,430,587	1,314,589
4.5000%, 8/1/52	744,202	684,396
5.5000%, 9/1/52	460,553	447,916
4.5000%, 10/1/52	666,776	617,182
5.0000%, 10/1/52	977,471	925,040

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
5.0000%, 10/1/52	$643,075	$608,042
5.0000%, 10/1/52	19,555	18,506
5.5000%, 10/1/52	25,666	24,975
5.5000%, 11/1/52	2,169,081	2,110,278
5.0000%, 1/1/53	42,318	40,048
5.0000%, 1/1/53	36,607	34,613
5.0000%, 3/1/53	313,458	295,633
5.0000%, 3/1/53	155,611	147,118
5.0000%, 3/1/53	150,421	142,211
5.0000%, 3/1/53	58,200	54,890
5.0000%, 4/1/53	185,230	174,867
5.0000%, 5/1/53	935,754	883,897
5.0000%, 5/1/53	381,101	359,982
5.0000%, 5/1/53	215,351	203,417
5.0000%, 5/1/53	41,259	39,042
5.5000%, 5/1/53	399,425	388,287
5.5000%, 5/1/53	230,588	223,441
5.0000%, 6/1/53	460,657	435,129
5.0000%, 6/1/53	143,361	135,242
5.0000%, 6/1/53	141,400	133,366
5.0000%, 6/1/53	137,436	129,621
5.0000%, 6/1/53	112,082	105,734
5.0000%, 6/1/53	84,975	80,143
5.0000%, 6/1/53	79,229	74,723
5.0000%, 6/1/53	53,211	50,188
5.5000%, 6/1/53	510,852	495,018
5.5000%, 6/1/53	145,500	140,634
5.5000%, 6/1/53	111,490	107,762
5.5000%, 6/1/53	107,129	103,547
5.5000%, 6/1/53	97,547	94,250
5.0000%, 7/1/53	266,457	254,523
5.0000%, 7/1/53	175,274	165,306
5.5000%, 7/1/53	395,128	382,880
5.5000%, 7/1/53	265,311	256,440
5.5000%, 7/1/53	249,805	242,062
		35,088,900
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	8,124,909	6,636,426
3.5000%, TBA, 30 Year Maturity	5,935,736	5,196,808
4.0000%, TBA, 30 Year Maturity	2,347,727	2,114,041
4.5000%, TBA, 30 Year Maturity	664,009	613,151
5.0000%, TBA, 30 Year Maturity	982,425	930,705
		15,491,131
Ginnie Mae I Pool:
4.0000%, 1/15/45	934,457	861,315
4.5000%, 8/15/46	1,144,545	1,071,771
4.0000%, 8/15/47	39,096	35,625
4.0000%, 11/15/47	34,969	31,864
4.0000%, 12/15/47	113,653	103,561
		2,104,136
Ginnie Mae II Pool:
3.0000%, 11/20/46	2,062,281	1,777,030
4.0000%, 8/20/47	114,997	104,795
4.0000%, 8/20/47	26,854	24,472
4.0000%, 8/20/47	12,324	11,231
4.5000%, 2/20/48	147,930	138,735
4.0000%, 5/20/48	183,883	168,000
4.5000%, 5/20/48	151,068	141,524
4.5000%, 5/20/48	50,755	47,549
4.0000%, 6/20/48	272,687	249,134
5.0000%, 8/20/48	236,397	227,788
3.5000%, 5/20/49	2,743,053	2,433,577
2.5000%, 3/20/51	2,588,082	2,123,737
3.0000%, 4/20/51	1,396,020	1,187,819
3.0000%, 7/20/51	1,298,269	1,103,445
3.0000%, 8/20/51	3,543,577	3,010,718
		12,749,554
Total Mortgage-Backed Securities (cost $171,707,556)		158,194,384
United States Treasury Notes/Bonds– 18.5%
4.6250%, 2/28/25	457,000	452,858
4.2500%, 5/31/25	442,000	435,439
4.6250%, 9/15/26	11,003,000	10,948,845
1.2500%, 11/30/26	2,897,300	2,599,648

Shares or Principal Amounts		Value
United States Treasury Notes/Bonds– (continued)
1.2500%, 12/31/26	$3,166,000	$2,836,043
4.3750%, 8/31/28	27,957,600	27,680,208
4.6250%, 9/30/30	7,434,200	7,436,523
3.8750%, 8/15/33	11,990,500	11,329,149
3.8750%, 5/15/43	18,342,200	15,946,250
4.3750%, 8/15/43#	7,223,000	6,738,833
3.6250%, 5/15/53	21,017,000	17,401,419
Total United States Treasury Notes/Bonds (cost $108,242,854)		103,805,215
Investment Companies– 7.7%
Money Markets – 7.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $42,917,953)	42,913,280	42,926,154
Investments Purchased with Cash Collateral from Securities Lending– 1.5%
Investment Companies – 1.2%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº,£	6,636,652	6,636,652
Time Deposits – 0.3%
Royal Bank of Canada, 5.3100%, 10/2/23	$1,665,663	1,665,663
Total Investments Purchased with Cash Collateral from Securities Lending (cost $8,302,315)		8,302,315
Total Investments (total cost $633,756,438) – 106.7%		597,972,181
Liabilities, net of Cash, Receivables and Other Assets – (6.7)%		(37,699,363)
Net Assets – 100%		$560,272,818

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$574,336,178	96.1%
Canada	7,628,133	1.3
United Kingdom	3,727,967	0.6
Japan	3,567,924	0.6
France	3,396,249	0.6
Netherlands	3,014,872	0.5
Australia	1,449,855	0.2
Germany	851,003	0.1

Total	$597,972,181	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 7.7%
Money Markets - 7.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$2,306,038	$3,033	$1,259	$42,926,154
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Investment Companies - 1.2%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	63,753∆	-	-	6,636,652
Total Affiliated Investments - 8.9%	$2,369,791	$3,033	$1,259	$49,562,806

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 7.7%
Money Markets - 7.7%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	62,116,369	194,848,936	(214,043,443)	42,926,154
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Investment Companies - 1.2%
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	15,117,312	79,058,543	(87,539,203)	6,636,652

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	129	12/29/23	$13,940,063	$(270,100)
2 Year US Treasury Note	811	1/4/24	164,398,571	(352,096)
5 Year US Treasury Note	867	1/4/24	91,346,578	(1,004,797)
Ultra Long Term US Treasury Bond	17	12/29/23	2,017,688	(161,781)
US Treasury Long Bond	235	12/29/23	26,738,594	(1,483,426)
Total - Futures Long				(3,272,200)
Futures Short:
Ultra 10-Year Treasury Note	291	12/29/23	(32,464,688)	963,201
Total				$(2,308,999)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2023

Futures contracts:
Average notional amount of contracts - long	$189,107,652
Average notional amount of contracts - short	16,831,444

Notes to Schedule of Investments (unaudited)

IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2023 is $141,041,651, which represents 25.2% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

#	Loaned security; a portion of the security is on loan at September 30, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$128,126,594	$-
Corporate Bonds	-	156,617,519	-
Mortgage-Backed Securities	-	158,194,384	-
United States Treasury Notes/Bonds	-	103,805,215	-
Investment Companies	-	42,926,154	-
Investments Purchased with Cash Collateral from Securities Lending	-	8,302,315	-
Total Investments in Securities	$-	$597,972,181	$-
Other Financial Instruments(a):
Futures Contracts	963,201	-	-
Total Assets	$963,201	$597,972,181	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$3,272,200	$-	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-35-70305 11-23